TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1

dated May 23, 2008

to the February 1, 2008 Institutional Class Prospectus

This supplement provides new and additional information to the prospectus regarding a number of changes to the TIAA-CREF Institutional Mutual Funds (“Funds”). These changes include, among others, closing of certain index Funds to new investors, a new daily declaration of dividends policy for certain fixed-income Funds, adjustments to the composite benchmark index for the Managed Allocation Fund II, changes to the portfolio management teams for certain Funds and changes to the name of the trust and certain Funds. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the prospectus.

CLOSING OF CERTAIN FUNDS TO NEW INVESTORS

Effective as of the close of business on July 31, 2008, the following five Funds will be closed to new investors. This means that any investors (except for retirement and education savings plan participants whose plan includes a share class of one or more of these five Funds as a plan option and separate account contractowners) who have not previously established an account in a particular share class of these five Funds will not be able to open new accounts for that share class in such Funds after this date:

•	Mid-Cap Blend Index Fund;
•	Mid-Cap Growth Index Fund;
•	Mid-Cap Value Index Fund;
•	Small-Cap Growth Index Fund; and
•	Small-Cap Value Index Fund.

DAILY DECLARATION OF DIVIDENDS

Effective August 1, 2008, certain of the Funds will switch from declaring dividends monthly to declaring dividends daily. Dividends will continue to be paid monthly for such Funds. At that time, the third paragraph under the heading “Dividends and Distributions” on page 91 of the Prospectus will be replaced in its entirety with the following language:

“Effective August 1, 2008, the Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Tax-Exempt Bond Fund II will declare dividends as of each business day of the calendar year (to the extent such dividends are not previously distributed). These Funds will continue to pay dividends monthly.”

MARKET TIMING/EXCESSIVE TRADING POLICY

The following bolded words are hereby added to the first sentence of the third paragraph under the heading “Market Timing/Excessive Trading Policy” on page 105 of the Prospectus:

“The Funds’ market timing policies and procedures will not be applied to the Money Market Fund or Short-Term Bond Fund II or to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds’ management.”

CHANGES TO COMPOSITE BENCHMARK FOR THE MANAGED ALLOCATION FUND II

Effective July 1, 2008, the composition of the Managed Allocation Fund II’s composite benchmark index will change. Accordingly, at that time, the first change will be to replace the last sentence of the sixth paragraph under the heading “Principal Investment Strategy” of the Managed Allocation Fund II on page 31 of the Prospectus in its entirety to read as follows:

“The Fund’s benchmark index is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income underlying fund asset classes, i.e., domestic equity, international equity and fixed income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “More About Benchmarks and Other Indices” below.”

The second change at that time will be to add a new sentence immediately following the first sentence of the second paragraph under the section entitled “Past Performance” on page 44 of the Prospectus to read as follows:

“For the Managed Allocation Fund II, returns are also compared to a composite benchmark index based on three indices that represent the market sectors in which the Fund invests.”

The third change at that time will be to add the following as a new paragraph immediately following the footnotes to the “Average Annual Total Returns” table on page 58 of the Prospectus:

“Beginning on July 1, 2008, the composition of the Managed Allocation Fund II’s composite benchmark index will change. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “More About Benchmarks and Other Indices” below.”

The fourth change at that time will be to add the following sub-section at the end of the section entitled “More About Benchmarks and Other Indices” on page 68 of the Prospectus:

“Composite Index for the Managed Allocation Fund II

Beginning on July 1, 2008, the Managed Allocation Fund II’s benchmark index will be a composite index that is made up of three unmanaged benchmark indices. Each of these unmanaged benchmark indices represents the three types of market sectors in which the Fund invests, i.e., domestic equity, international equity and fixed income. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE® Index and the fixed-income sector is represented by the Lehman Brothers U.S. Aggregate Index. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors.”

2

FEES AND EXPENSES

The entry for the Bond Plus Fund II in the “Annual Fund Operating Expenses” table on page 60 of the Prospectus is hereby amended and replaced in its entirety to read as follows:

INSTITUTIONAL CLASS	Management Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Waivers and Expense Reimbursements[3]	Net Annual Fund Operating Expenses

Bond Plus Fund II	0.30%	0.12%	0.00%	0.42%	0.07%	0.35%

In footnote 3 to the “Annual Fund Operating Expenses” table on page 60 of the Prospectus, the Enhanced International Equity Index Fund is incorrectly listed as having a 0.52% expense reimbursement level. Instead, the Enhanced International Equity Index Fund is reimbursed for its “Total Annual Fund Operating Expenses” that exceed an annual rate of 0.55% of average daily net assets.

GROWTH & INCOME AND REAL ESTATE SECURITIES FUNDS

Biographical information for a member of the portfolio management team of the Growth & Income Fund has been updated. In addition, the portfolio management team for the Real Estate Securities Fund has changed. Accordingly, the following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

The biographical information for William Riegel in the Growth & Income Fund’s portfolio management team disclosure on page 74 of the Prospectus is hereby replaced in its entirety with the following:

			Total Experience (since dates specified below)

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

GROWTH & INCOME FUND
William Riegel, CFA Managing Director	Portfolio – Risk Management	Teachers Advisors, Inc., TIAA and its affiliates – April 1, 2008 to Present (Head of Global Equity Investments), 1999 to 2008 (Head of Global Equity Portfolio Management)	1999	1979	2007

Thomas M. Franks is no longer a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the row containing Mr. Franks’ biographical information on page 84 of the Prospectus should be deleted in its entirety for this Fund.

3

Saira Malik has been added as a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the following biographical information should be added to the Fund’s portfolio management team disclosure on page 84 of the Prospectus:

			Total Experience (since dates specified below)

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

REAL ESTATE SECURITIES FUND
Saira Malik Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates – 2003 to Present (Head of Domestic Equity Research)	2003	1996	2008

TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) five of the Funds will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the Prospectus to the Managed Allocation Fund II, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Tax-Exempt Bond Fund II will be replaced in their entirety to read as follows:

“Managed Allocation Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Tax-Exempt Bond Fund.”

CHANGES TO BENCHMARK REFERENCE

All references to “Lehman Brothers Mutual Fund Short (1-5 year) U.S. Government/Credit Index” are being replaced in their entirety throughout the Prospectus to read as follows:

“Lehman Brothers U.S. Government/Credit (1-5 year) Index.”

50252 A11631 (5/08)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1

dated May 23, 2008

to the February 1, 2008 Retirement Class Prospectus

This supplement provides new and additional information to the prospectus regarding a number of changes to the TIAA-CREF Institutional Mutual Funds (“Funds”). These changes include, among others, a new daily declaration of dividends policy for certain fixed-income Funds, adjustments to the composite benchmark index for the Managed Allocation Fund II, changes to the portfolio management teams for certain Funds and changes to the name of the trust and certain Funds. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the prospectus.

CLOSING OF CERTAIN FUNDS TO NEW INVESTORS

Effective as of the close of business on July 31, 2008, the following five Funds will be closed to new investors. This means that any investors (except for retirement and education savings plan participants whose plan includes a share class of one or more of these five Funds as a plan option and separate account contractowners) who have not previously established an account in a particular share class of these five Funds will not be able to open new accounts for that share class in such Funds after this date:

•	Mid-Cap Blend Index Fund;
•	Mid-Cap Growth Index Fund;
•	Mid-Cap Value Index Fund;
•	Small-Cap Growth Index Fund; and
•	Small-Cap Value Index Fund.

DAILY DECLARATION OF DIVIDENDS

Effective August 1, 2008, certain of the Funds will switch from declaring dividends monthly to declaring dividends daily. Dividends will continue to be paid monthly for such Funds. At that time, the third paragraph under the heading “Dividends and Distributions” on page 80 of the Prospectus will be replaced in its entirety with the following language:

“Effective August 1, 2008, the Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II and High-Yield Fund II will declare dividends as of each business day of the calendar year (to the extent such dividends are not previously distributed). These Funds will continue to pay dividends monthly.”

MARKET TIMING/EXCESSIVE TRADING POLICY

The following bolded words are hereby added to the first sentence of the third paragraph under the heading “Market Timing/Excessive Trading Policy-Applicable to All Investors” on page 95 of the Prospectus:

“The Funds’ market timing policies and procedures will not be applied to the Money Market Fund or Short-Term Bond Fund II or to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds’ management.”

CHANGES TO COMPOSITE BENCHMARK FOR THE MANAGED ALLOCATION FUND II

Effective July 1, 2008, the composition of the Managed Allocation Fund II’s composite benchmark index will change. Accordingly, at that time, the first change will be to replace the last sentence of the sixth paragraph under the heading “Principal Investment Strategy” of the Managed Allocation Fund II on page 24 of the Prospectus in its entirety to read as follows:

“The Fund’s benchmark index is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income underlying fund asset classes, i.e., domestic equity, international equity and fixed income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “More About Benchmarks and Other Indices” below.”

The second change at that time will be to add a new sentence immediately following the first sentence of the second paragraph under the section entitled “Past Performance” on page 36 of the Prospectus to read as follows:

“For the Managed Allocation Fund II, returns are also compared to a composite benchmark index based on three indices that represent the market sectors in which the Fund invests.”

The third change at that time will be to add the following as a new paragraph immediately following the footnotes to the “Average Annual Total Returns” table on page 49 of the Prospectus:

“Beginning on July 1, 2008, the composition of the Managed Allocation Fund II’s composite benchmark index will change. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “More About Benchmarks and Other Indices” below.”

The fourth change at that time will be to add the following sub-section at the end of the section entitled “More About Benchmarks and Other Indices” on page 59 of the Prospectus:

“Composite Index for the Managed Allocation Fund II

Beginning on July 1, 2008, the Managed Allocation Fund II’s benchmark index will be a composite index that is made up of three unmanaged benchmark indices. Each of these unmanaged benchmark indices represents the three types of market sectors in which the Fund invests, i.e., domestic equity, international equity and fixed income. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE® Index and the fixed-income sector is represented by the Lehman Brothers U.S. Aggregate Index. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors.”

2

GROWTH & INCOME AND REAL ESTATE SECURITIES FUNDS

Biographical information for a member of the portfolio management team of the Growth & Income Fund has been updated. In addition, the portfolio management team for the Real Estate Securities Fund has changed. Accordingly, the following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

The biographical information for William Riegel in the Growth & Income Fund’s portfolio management team disclosure on page 65 of the Prospectus is hereby replaced in its entirety with the following:

			Total Experience (since dates specified below)

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

GROWTH & INCOME FUND
William Riegel, CFA Managing Director	Portfolio - Risk Management	Teachers Advisors, Inc., TIAA and its affiliates - April 1, 2008 to Present (Head of Global Equity Investments), 1999 to 2008 (Head of Global Equity Portfolio Management)	1999	1979	2007

Thomas M. Franks is no longer a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the row containing Mr. Franks’ biographical information on page 74 of the Prospectus should be deleted in its entirety for this Fund.

Saira Malik has been added as a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the following biographical information should be added to the Fund’s portfolio management team disclosure on page 74 of the Prospectus:

			Total Experience (since dates specified below)

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

REAL ESTATE SECURITIES FUND
Saira Malik Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates - 2003 to Present (Head of Domestic Equity Research)	2003	1996	2008

3

TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) four of the Funds will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the Prospectus to the Managed Allocation Fund II, Bond Plus Fund II, Short-Term Bond Fund II and High-Yield Fund II will be replaced in their entirety to read as follows:

“Managed Allocation Fund, Bond Plus Fund, Short-Term Bond Fund and High-Yield Fund.”

CHANGES TO BENCHMARK REFERENCE

All references to “Lehman Brothers Mutual Fund Short (1-5 year) U.S. Government/Credit Index” are being replaced in their entirety throughout the Prospectus to read as follows:

“Lehman Brothers U.S. Government/Credit (1-5 year) Index.”

50253 A11624 (5/08)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1

dated May 23, 2008

to the February 1, 2008 Retail Class Prospectus

This supplement provides new and additional information to the prospectus regarding a number of changes to the TIAA-CREF Institutional Mutual Funds (“Funds”). These changes include, among others, a new daily declaration of dividends policy for certain fixed-income Funds, adjustments to the composite benchmark index for the Managed Allocation Fund II, changes to the portfolio management teams for certain Funds and changes to the name of the trust and certain Funds. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the prospectus.

DAILY DECLARATION OF DIVIDENDS

Effective August 1, 2008, certain of the Funds will switch from declaring dividends monthly to declaring dividends daily. Dividends will continue to be paid monthly for such Funds. At that time, the third paragraph under the heading “Dividends and Distributions” on page 67 of the Prospectus will be replaced in its entirety with the following language:

“Effective August 1, 2008, the Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Tax-Exempt Bond Fund II will declare dividends as of each business day of the calendar year (to the extent such dividends are not previously distributed). These Funds will continue to pay dividends monthly.”

MARKET TIMING/EXCESSIVE TRADING POLICY

The following bolded words are hereby added to the first sentence of the third paragraph under the heading “Market Timing/Excessive Trading Policy” on page 83 of the Prospectus:

“The Funds’ market timing policies and procedures will not be applied to the Money Market Fund or Short-Term Bond Fund II or to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds’ management.”

CHANGES TO COMPOSITE BENCHMARK FOR THE MANAGED ALLOCATION FUND II

Effective July 1, 2008, the composition of the Managed Allocation Fund II’s composite benchmark index will change. Accordingly, at that time, the first change will be to replace the last sentence of the sixth paragraph under the heading “Principal Investment Strategy” of the Managed Allocation Fund II on page 20 of the Prospectus in its entirety to read as follows:

“The Fund’s benchmark index is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income underlying fund asset classes, i.e., domestic equity, international equity and fixed income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “More About Benchmarks and Other Indices” below.”

The second change at that time will be to add a new sentence immediately following the first sentence of the second paragraph under the section entitled “Past Performance” on page 34 of the Prospectus to read as follows:

“For the Managed Allocation Fund II, returns are also compared to a composite benchmark index based on three indices that represent the market sectors in which the Fund invests.”

The third change at that time will be to add the following as a new paragraph immediately following the footnotes to the “Average Annual Total Returns” table on page 43 of the Prospectus:

“Beginning on July 1, 2008, the composition of the Managed Allocation Fund II’s composite benchmark index will change. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “More About Benchmarks and Other Indices” below.”

The fourth change at that time will be to add the following sub-section at the end of the section entitled “More About Benchmarks and Other Indices” on page 51 of the Prospectus:

“Composite Index for the Managed Allocation Fund II

Beginning on July 1, 2008, the Managed Allocation Fund II’s benchmark index will be a composite index that is made up of three unmanaged benchmark indices. Each of these unmanaged benchmark indices represents the three types of market sectors in which the Fund invests, i.e., domestic equity, international equity and fixed income. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE® Index and the fixed-income sector is represented by the Lehman Brothers U.S. Aggregate Index. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors.”

GROWTH & INCOME AND REAL ESTATE SECURITIES FUNDS

Biographical information for a member of the portfolio management team of the Growth & Income Fund has been updated. In addition, the portfolio management team for the Real Estate Securities Fund has changed. Accordingly, the following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

The biographical information for William Riegel in the Growth & Income Fund’s portfolio management team disclosure on page 56 of the Prospectus is hereby replaced in its entirety with the following:

			Total Experience (since dates specified below)

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

GROWTH & INCOME FUND
William Riegel, CFA Managing Director	Portfolio - Risk Management	Teachers Advisors, Inc., TIAA and its affiliates - April 1, 2008 to Present (Head of Global Equity Investments), 1999 to 2008 (Head of Global Equity Portfolio Management)	1999	1979	2007

2

Thomas M. Franks is no longer a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the row containing Mr. Franks’ biographical information on page 60 of the Prospectus should be deleted in its entirety for this Fund.

Saira Malik has been added as a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the following biographical information should be added to the Fund’s portfolio management team disclosure on page 60 of the Prospectus:

			Total Experience (since dates specified below)

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

REAL ESTATE SECURITIES FUND
Saira Malik Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates - 2003 to Present (Head of Domestic Equity Research)	2003	1996	2008

TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) five of the Funds will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the Prospectus to the Managed Allocation Fund II, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Tax-Exempt Bond Fund II will be replaced in their entirety to read as follows:

“Managed Allocation Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Tax-Exempt Bond Fund.”

CHANGES TO BENCHMARK REFERENCE

All references to “Lehman Brothers Mutual Fund Short (1-15 year) U.S. Government/Credit Index” are being replaced in their entirety throughout the Prospectus to read as follows:

“Lehman Brothers U.S. Government/Credit (1-5 year) Index.”

3

542023 A11621 (5/08)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 2

dated May 23, 2008

to the February 1, 2008 Statement of Additional Information (SAI)

CLOSING OF CERTAIN FUNDS TO NEW INVESTORS

Effective as of the close of business on July 31, 2008, the following five series of the TIAA-CREF Institutional Mutual Funds (collectively, the “Funds”) will be closed to new investors. This means that any investors (except for retirement and education savings plan participants whose plan includes a share class of one or more of these five Funds as a plan option and separate account contractowners) who have not previously established an account in a particular share class of these five Funds will not be able to open new accounts for that share class in such Funds after this date:

•	Mid-Cap Blend Index Fund;
•	Mid-Cap Growth Index Fund;
•	Mid-Cap Value Index Fund;
•	Small-Cap Growth Index Fund; and
•	Small-Cap Value Index Fund.

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Michael A. Forrester contained on page B-22 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Michael A. Forrester c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since September 2007.	Chief Operating Officer (since September 2007) of Copper Rock Capital Partners, LLC (investment adviser). Formerly, Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	Member, Board of Directors of Copper Rock Capital Partners, LLC (investment adviser).

CHANGES TO THE FUND’S OFFICERS

Effective May 20, 2008, the Board of Trustees appointed William Mostyn as Vice President and Corporate Secretary of the Funds. He replaces Marjorie Pierre-Merritt, who had held the position of Vice President and Acting Corporate Secretary. Ms. Pierre-Merritt will no longer serve as Vice President and Acting Corporate Secretary of the Funds. Also, certain biographical information for Messrs. Evans, Martens and Van Dolsen has been updated. Accordingly, all references to Ms. Pierre-Merritt as Vice President and Acting Corporate Secretary should be removed from the list of officers on pages B-23 through B-24 in the SAI. Additionally, the following information should be added to and/or replace existing entries in the list of officers (as applicable):

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott E. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President and Head of Asset Management	One-year term. Executive Vice President since 1998 and Head of Asset Management since 2006.

Executive Vice President (since 1999) and Head of Asset Management (since 2006) of TIAA, CREF and TIAA Separate Account VA-1. President and Principal Executive Officer of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds (since 2007). Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of TCIM and Advisors and Manager of TCIM (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2006); and Executive Vice President and Head of Asset Management of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds (2006-2007).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/8/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors (since 2004) and TPIS (since 2003) and Manager of TCIM (since 2004). Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).

William Mostyn TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Institutional Client Services (since 2006). Director of Tuition Financing and Manager of Services (since 2006). President and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice President, Pension Products (2003-2006) and Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

CONFERENCE CALL MEETING FEE

The Trustees recently approved a new conference call meeting fee. Accordingly, the second clause in the second line of the second paragraph under “Trustee and Officer Compensation” on page B-25 of the SAI is hereby replaced in its entirety to read as follows:

“a Board and committee meeting fee of $2,500 ($1,000 per conference call meeting to review investment performance of the Funds);”

SERVICE AGREEMENTS

The first sentence of the fourth paragraph under the heading “Service Agreements” on page B-31 of the SAI is hereby deleted in its entirety.

2

STRUCTURE OF COMPENSATION FOR PORTFOLIO MANAGERS

The third paragraph under the heading “Structure of Compensation for Portfolio Managers” on page B-33 of the SAI is hereby replaced in its entirety to read as follows:

“The Funds’ portfolio managers may receive two types of long-term compensation awards – TIAA-CREF Long-Term Performance Plan units and accumulation units of the Funds they manage. Portfolio managers of the Bond, Bond Plus II, Growth and Income, Growth Equity, High-Yield II, Inflation-Linked, International Equity, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Real Estate Securities, Short-Term Bond II, Small-Cap Equity, Social Choice Equity, Enhanced International Equity Index, Enhanced Large-Cap Growth Index and Enhanced Large-Cap Value Index Funds receive 50% of their long-term compensation awards in Plan units, and 50% in accumulation units of the Funds they manage. Portfolio managers of the other Funds receive 100% of their long-term compensation awards in Plan units.”

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The portfolio management team for the Real Estate Securities Fund has changed. Accordingly, the following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Thomas M. Franks is no longer a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the row containing Mr. Franks’ information in the Fund’s portfolio management team disclosure on page B-35 of the SAI is deleted in its entirety.

Saira Malik has been added as a member of the portfolio management team for the Real Estate Securities Fund. Therefore, the following information should be added to the Fund’s portfolio management team disclosure on page B-35 of the SAI:

	Number of Other Accounts Managed		Total Assets in Accounts Managed (millions)

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Fund

Saira Malik	0	0	$0	$0	$0

TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) five of the Funds will change their names. Accordingly, at that time, all references throughout the SAI to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the SAI to the Managed Allocation Fund II, Bond Plus Fund II, High-Yield Fund II, Short-Term Bond Fund II and Tax-Exempt Bond Fund II will be replaced in their entirety to read as follows:

“Managed Allocation Fund, Bond Plus Fund, High-Yield Fund, Short-Term Bond Fund and Tax-Exempt Bond Fund.”

3

A11623 (5/08)

TIAA-CREF LIFECYCLE FUNDS

(series of the TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 1

dated May 23, 2008

to the February 1, 2008 Institutional Class Prospectus

This supplement provides new and additional information in the prospectus regarding a number of changes to the TIAA-CREF Lifecycle Funds (the “Funds”). These changes include, among others, adjustments to the composite benchmark index for the Funds and changes to the name of the trust and certain underlying funds. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the prospectus.

ADJUSTMENTS TO COMPOSITE BENCHMARK INDICES

Effective July 1, 2008, the composition of each Fund’s composite benchmark index will change. Accordingly, the first change at that time will be to replace (i) the sixth paragraph under the heading “Principal Investment Strategies” for the Lifecycle 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund and 2050 Fund on pages 7, 9, 11, 14, 16, 18, 20, 22 and 24 of the Prospectus, respectively, and (ii) the fifth paragraph under the heading “Principal Investment Strategies” for the Lifecycle Retirement Income Fund on page 27 of the Prospectus in their entirety to read as follows:

“The Fund’s benchmark index is a composite of four benchmark indices representing the four types of market sectors within the equity and fixed-income asset classes described above. The composite index is created by applying the results of each of the benchmarks for these market sectors in proportion to the Fund’s target allocations among the four market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Funds’ Composite Indices” below.”

The second change at that time will be to replace in its entirety the second sentence of the fifth paragraph under the section entitled “Past Performance” on page 28 of the Prospectus to read as follows:

“The benchmarks representing the four types of market sectors within the equity and fixed-income asset classes described above are used to formulate a composite benchmark for each Lifecycle Fund, based on the Lifecycle Fund’s target allocations among the four market sectors.”

The third change at that time will be to add the following paragraph as a new paragraph immediately following the second paragraph of footnote 3 to the “Average Annual Total Returns” table on page 32 of the Prospectus:

“Beginning on July 1, 2008, the composition of the Funds’ composite benchmark indices will change. For more information about the different indices that comprise the Funds’ composite benchmark indices, please see “Additional Information About the Funds’ Composite Indices” below.”

The fourth change at that time will be to replace in its entirety the second paragraph on page 33 of the Prospectus to read as follows:

“See “Additional Information About the Funds’ Composite Indices” below for a description of each of the different indices that comprises the Funds’ composite benchmark indices.”

The fifth change at that time will be to add the following paragraphs as a new section immediately following the section entitled “Rebalancing” on page 36 of the Prospectus:

“Additional Information About the Funds’ Composite Indices

Beginning on July 1, 2008, each Fund’s benchmark index will be a composite index that is made up of four unmanaged benchmark indices. Each of these unmanaged benchmark indices represents the four types of market sectors within the equity and fixed-income asset classes described above, i.e., domestic equity, international equity, long-and medium-term maturity and short-term maturity. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE® Index, the long-and medium-term maturity sector is represented by the Lehman Brothers U.S. Aggregate Index and the short-term maturity sector is represented by the Lehman Brothers U.S. Government/Credit (1-5 year) Index.

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of December 31, 2007, the market capitalization of companies in the Russell 3000® Index ranged from $27 million to $527.8 billion, with a mean market capitalization of $89.9 billion and a median market capitalization of $1.1 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

The MSCI EAFE® Index tracks the performance of the leading stocks in 21 MSCI developed countries outside of North America—in Europe,

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Australasia and the Far East. The MSCI EAFE® Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its price, trading volume and significant owners. The stocks are sorted by industry group, and the most “investable” stocks (as determined by size and trading volume) are selected until approximately 85% of the free float adjusted market representation of each industry is reached. MSCI country indices capture approximately 85% of each country’s free float adjusted market capitalization while maintaining the overall industry exposure of the market. When combined as the MSCI EAFE® Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 21 developed countries around the world. The MSCI EAFE® Index is primarily a large-capitalization index, with approximately 65% of its stocks falling in this category. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

The Lehman Brothers U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. This index contains approximately 9,193 issues. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. To be selected for inclusion in the Lehman Brothers Aggregate Bond Index, the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

The Lehman Brothers U.S. Government/Credit (1-5 year) Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities.

The composite index is created by applying the results of the benchmark for each of these four market sectors in proportion to the Fund’s target allocations among each market sector. As a result, each Fund’s composite index changes over time with the Fund’s target allocations.”

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The sixth change at that time will be to replace in its entirety the first paragraph of the section entitled “Summary Information About the Underlying Funds” on page 36 of the Prospectus to read as follows:

“The following is a summary of the objectives and principal investment strategies of the Underlying Funds in which the Lifecycle Funds may invest. For a discussion of the risks associated with these investments, see the “Principal Risks of the Lifecycle Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds, see the Prospectus for the Institutional Class of the TIAA-CREF Institutional Mutual Funds at www.tiaa-cref.org/prospectuses.”

TRUST AND UNDERLYING FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) several of the Underlying Funds in which the Lifecycle Funds invest will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the Prospectus to the Managed Allocation Fund II, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Tax-Exempt Bond Fund II will be replaced in their entirety to read as follows:

“Managed Allocation Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Tax-Exempt Bond Fund.”

CHANGES TO BENCHMARK REFERENCE

All references to “Lehman Brothers Mutual Fund Short (1-5 year) U.S. Government/Credit Index” are being replaced in their entirety throughout the Prospectus to read as follows:

“Lehman Brothers U.S. Government/Credit (1-5 year) Index.”

50255 A11633 (5/08)

TIAA-CREF LIFECYCLE FUNDS

(series of the TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 1

dated May 23, 2008

to the February 1, 2008 Retirement Class Prospectus

This supplement provides new and additional information in the prospectus regarding a number of changes to the TIAA-CREF Lifecycle Funds (the “Funds”). These changes include, among others, adjustments to the composite benchmark index for the Funds and changes to the name of the trust and certain underlying funds. Some of these changes will become effectively immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the prospectus.

ADJUSTMENTS TO COMPOSITE BENCHMARK INDICES

Effective July 1, 2008, the composition of each Fund’s composite benchmark index will change. Accordingly, the first change at that time will be to replace the sixth paragraph under the heading “Principal Investment Strategies” for the Lifecycle 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and Retirement Income Fund on pages 7, 9, 11, 14, 16, 18, 20, 22, 25 and 27 of the Prospectus, respectively, in its entirety to read as follows:

“The Fund’s benchmark index is a composite of four benchmark indices representing the four types of market sectors within the equity and fixed-income asset classes described above. The composite index is created by applying the results of each of the benchmarks for these market sectors in proportion to the Fund’s target allocations among the four market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Funds’ Composite Indices” below.”

The second change at that time will be to replace in its entirety the second sentence of the fifth paragraph under the section entitled “Past Performance” on page 28 of the Prospectus to read as follows:

“The benchmarks representing the four types of market sectors within the equity and fixed-income asset classes described above are used to formulate a composite benchmark for each Lifecycle Fund, based on the Lifecycle Fund’s target allocations among the four market sectors.”

The third change at that time will be to add the following paragraph as a new paragraph immediately following the second paragraph of footnote 3 to the “Average Annual Total Returns” table on page 32 of the Prospectus:

“Beginning on July 1, 2008, the composition of the Funds’ composite benchmark indices will change. For more information about the different indices that comprise the Funds’ composite benchmark indices, please see “Additional Information About the Funds’ Composite Indices” below.”

The fourth change at that time will be to replace in its entirety the second paragraph on page 33 of the Prospectus to read as follows:

“See “Additional Information About the Funds’ Composite Indices” below for a description of each of the different indices that comprises the Funds’ composite benchmark indices.”

The fifth change at that time will be to add the following paragraphs as a new section immediately following the section entitled “Rebalancing” on page 36 of the Prospectus:

“Additional Information About the Funds’ Composite Indices

Beginning on July 1, 2008, each Fund’s benchmark index will be a composite index that is made up of four unmanaged benchmark indices. Each of these unmanaged benchmark indices represents the four types of market sectors within the equity and fixed-income asset classes described above, i.e., domestic equity, international equity, long-and medium-term maturity and short-term maturity. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE® Index, the long-and medium-term maturity sector is represented by the Lehman Brothers U.S. Aggregate Index and the short-term maturity sector is represented by the Lehman Brothers U.S. Government/Credit (1-5 year) Index.

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of December 31, 2007, the market capitalization of companies in the Russell 3000® Index ranged from $27 million to $527.8 billion, with a mean market capitalization of $89.9 billion and a median market capitalization of $1.1 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

The MSCI EAFE® Index tracks the performance of the leading stocks in 21 MSCI developed countries outside of North America—in Europe, Australasia and the Far East. The MSCI EAFE® Index constructs indices

2

country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its price, trading volume and significant owners. The stocks are sorted by industry group, and the most “investable” stocks (as determined by size and trading volume) are selected until approximately 85% of the free float adjusted market representation of each industry is reached. MSCI country indices capture approximately 85% of each country’s free float adjusted market capitalization while maintaining the overall industry exposure of the market. When combined as the MSCI EAFE® Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 21 developed countries around the world. The MSCI EAFE® Index is primarily a large-capitalization index, with approximately 65% of its stocks falling in this category. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

The Lehman Brothers U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. This index contains approximately 9,193 issues. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. To be selected for inclusion in the Lehman Brothers Aggregate Bond Index, the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

The Lehman Brothers U.S. Government/Credit (1-5 year) Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities.

The composite index is created by applying the results of the benchmark for each of these four market sectors in proportion to the Fund’s target allocations among each market sector. As a result, each Fund’s composite index changes over time with the Fund’s target allocations.”

The sixth change at that time will be to amend and replace in its entirety the first paragraph of the section entitled “Summary Information About the Underlying Funds” on page 37 of the Prospectus to read as follows:

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“The following is a summary of the objectives and principal investment strategies of the Underlying Funds in which the Lifecycle Funds may invest. For a discussion of the risks associated with these investments, see the “Principal Risks of the Lifecycle Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds, see the Prospectus for the Institutional Class of the TIAA-CREF Institutional Mutual Funds at www.tiaa-cref.org/prospectuses.”

TRUST AND UNDERLYING FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) several of the Underlying Funds in which the Lifecycle Funds invest will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the Prospectus to the Bond Plus Fund II, Short-Term Bond Fund II and High-Yield Fund II will be replaced in their entirety to read as follows:

“Bond Plus Fund, Short-Term Bond Fund and High-Yield Fund.”

CHANGES TO BENCHMARK REFERENCE

All references to “Lehman Brothers Mutual Fund Short (1-5 year) U.S. Government/Credit Index” are being replaced in their entirety throughout the Prospectus to read as follows:

“Lehman Brothers U.S. Government/Credit (1-5 year) Index.”

50254 A11632 (5/08)

TIAA-CREF LIFECYCLE FUNDS

(series of the TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 1

dated May 23, 2008

to the February 1, 2008 Retail Class Prospectus

This supplement provides new and additional information in the prospectus regarding a number of changes to the TIAA-CREF Lifecycle Funds (the “Funds”). These changes include, among others, adjustments to the composite benchmark index for the Funds and changes to the name of the trust and certain underlying funds. Some of these changes will become effectively immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the prospectus.

ADJUSTMENTS TO COMPOSITE BENCHMARK INDEX

Effective July 1, 2008, the composition of the composite benchmark index for the TIAA-CREF Lifecycle Retirement Income Fund (the “Fund”) will change. Accordingly, the first change at that time will be to replace in its entirety the fifth paragraph under the heading “Principal Investment Strategies” for the Fund on page 7 of the Prospectus to read as follows:

“The Fund’s benchmark index is a composite of four benchmark indices representing the four types of market sectors within the equity and fixed-income asset classes described above. The composite index is created by applying the results of each of the benchmarks for these market sectors in proportion to the Fund’s target allocations among the four market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.”

The second change at that time will be to add the following as a new paragraph immediately following the first paragraph under the section “Past Performance” on page 8 of the Prospectus:

“The benchmarks representing the four types of market sectors within the equity and fixed-income asset classes described above are used to formulate a composite benchmark for the Fund, based on the Fund’s target allocations among the four market sectors. Beginning on July 1, 2008, the composition of the Fund’s composite benchmark index will change. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.”

The third change at that time will be to add the following paragraphs as a new section immediately following the section entitled “Rebalancing” on page 10 of the Prospectus:

“Additional Information About the Fund’s Composite Index

Beginning on July 1, 2008, the Fund’s benchmark index will be a composite index that is made up of four unmanaged benchmark indices. This unmanaged benchmark index represents the four types of market sectors within the equity and fixed-income asset classes described above, i.e., domestic equity, international equity, long-and medium-term maturity and short-term maturity. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE® Index, the long-and medium-term maturity sector is represented by the Lehman Brothers U.S. Aggregate Index and the short-term maturity sector is represented by the Lehman Brothers U.S. Government/Credit (1-5 year) Index.

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of December 31, 2007, the market capitalization of companies in the Russell 3000® Index ranged from $27 million to $527.8 billion, with a mean market capitalization of $89.9 billion and a median market capitalization of $1.1 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

The MSCI EAFE® Index tracks the performance of the leading stocks in 21 MSCI developed countries outside of North America—in Europe, Australasia and the Far East. The MSCI EAFE® Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its price, trading volume and significant owners. The stocks are sorted by industry group, and the most “investable” stocks (as determined by size and trading volume) are selected until approximately 85% of the free float adjusted market representation of each industry is reached. MSCI country indices capture approximately 85% of each country’s free float adjusted market capitalization while maintaining the overall industry exposure of the market. When combined as the MSCI EAFE® Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 21 developed countries around the world. The MSCI EAFE® Index is primarily a large-capitalization index, with approximately 65% of its

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stocks falling in this category. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

The Lehman Brothers U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. This index contains approximately 9,193 issues. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. To be selected for inclusion in the Lehman Brothers Aggregate Bond Index, the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

The Lehman Brothers U.S. Government/Credit (1-5 year) Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities.

The composite index is created by applying the results of the benchmark for each of these four market sectors in proportion to the Fund’s target allocations among each market sector. As a result, the Fund’s composite index changes over time with the Fund’s target allocations.”

The fourth change at that time will be to replace in its entirety the first paragraph of the section entitled “Summary Information About the Underlying Funds” on page 10 of the Prospectus to read as follows:

“The following is a summary of the objectives and principal investment strategies of the Underlying Funds in which the Fund may invest. For a discussion of the risks associated with these investments, see the “Principal Risks of the Fund and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds, see the Prospectus for the Institutional Class of the TIAA-CREF Institutional Mutual Funds at www.tiaa-cref.org/prospectuses.”

TRUST AND UNDERLYING FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) several of the Underlying Funds in which the Fund invests will change their names. Accordingly, at that time, all references throughout the Prospectus to the term

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“TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time all references throughout the Prospectus to the Bond Plus Fund II, High-Yield Fund II and Short-Term Bond Fund II will be replaced in their entirety to read as follows:

“Bond Plus Fund, High-Yield Fund and Short-Term Bond Fund.”

CHANGES TO BENCHMARK REFERENCE

All references to “Lehman Brothers Mutual Fund Short (1-5 year) U.S. Government/Credit Index” are being replaced in their entirety throughout Prospectus to read as follows:

“Lehman Brothers U.S. Government/Credit (1-5 year) Index.”

DSTO 542024 A11622 (5/08)

TIAA-CREF LIFECYCLE FUNDS

(series of the TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 2

dated May 23, 2008

to the February 1, 2008 Statement of Additional Information (SAI)

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Michael A. Forrester contained on page B-18 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since September 2007.	Chief Operating Officer (since September 2007) of Copper Rock Capital Partners, LLC (investment adviser). Formerly, Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	Member, Board of Directors of Copper Rock Capital Partners, LLC (investment adviser).

CHANGES TO THE FUNDS’ OFFICERS

Effective May 20, 2008, the Board of Trustees appointed William Mostyn as Vice President and Corporate Secretary of the Funds. He replaces Marjorie Pierre-Merritt, who had held the position of Vice President and Acting Corporate Secretary. Ms. Pierre-Merritt will no longer serve as Vice President and Acting Corporate Secretary of the Funds. Also, certain biographical information for Messrs. Evans, Martens and Van Dolsen has been updated. Accordingly, all references to Ms. Pierre-Merritt as Vice President and Acting Corporate Secretary should be removed from the list of officers on pages B-19 through B-20 in the SAI. Additionally, the following information should be added to and/or replace existing entries in the list of officers (as applicable):

Name, Address and Date of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott E. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President and Head of Asset Management	One-year term. Executive Vice President since 1998 and Head of Asset Management since 2006.

Executive Vice President (since 1999) and Head of Asset Management (since 2006) of TIAA,CREF and TIAA Separate Account VA-1. President and Principal Executive Officer of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds (since 2007). Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of TCIM and Advisors and Manager of TCIM (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2006); and Executive Vice President and Head of Asset Management of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds (2006-2007).

Name, Address and Date of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/8/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors (since 2004) and TPIS (since 2003) and Manager of TCIM (since 2004). Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).

William Mostyn TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Institutional Client Services (since 2006). Director of Tuition Financing and Manager of Services (since 2006). President and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice President, Pension Products (2003-2006) and Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

CONFERENCE CALL MEETING FEE

The Trustees recently approved a new conference call meeting fee. Accordingly, the second clause in the second line of the second paragraph under “Trustee and Officer Compensation” on page B-21 of the SAI is hereby replaced in its entirety to read as follows:

“a Board and committee meeting fee of $2,500 ($1,000 per conference call meeting to review investment performance of the Funds);”

STRUCTURE OF COMPENSATION FOR PORTFOLIO MANAGERS

The following paragraph is hereby added immediately following the second paragraph of the section entitled “Structure of Compensation for Portfolio Mangers” on page B-25 of the SAI:

“Portfolio managers for the Lifecycle Retirement Income Fund receive long-term compensation awards that are divided into two components—50% is awarded as units under the TIAA-CREF Long-Term Performance Plan, and 50% is invested in shares of the Fund or Funds managed by the individual(s). Portfolio managers for all other Lifecycle Funds receive 100% of their long-term compensation awards in TIAA-CREF Long-Term Performance Plan units.”

TRUST AND UNDERLYING FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) several of the Underlying Funds in which the Lifecycle Funds invest will change their names. Accordingly, at that time, all references throughout the SAI to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time any references throughout the SAI to the Bond Plus Fund II, High-Yield Fund II, Short-Term Bond Fund II and Tax-Exempt Bond Fund II will be replaced in their entirety to read as follows:

“Bond Plus Fund, High-Yield Fund, Short-Term Bond Fund and Tax-Exempt Bond Fund.”

A11625 (5/08)